   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  June 13, 2017 to July 12, 2017

   Commission File Number of issuing entity:  333-207677-05

   Central Index Key Number of issuing entity:  0001704459

   GS Mortgage Securities Trust 2017-GS6

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207677

   Central Index Key Number of depositor:  0001004158

   GS Mortgage Securities Corporation II

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541502

   Goldman Sachs Mortgage Company

   (Exact name of sponsor as specified in its charter)

   Leah Nivison (212) 902-1000

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-4032106

38-4032107

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1	___	___	X	___
A-2	___	___	X	___
A-3	___	___	X	___
A-AB	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 12, 2017, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2017-GS6.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2017-GS6 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 13, 2017 to July 12, 2017.

The Depositor has filed a Form ABS-15G on February 14, 2017. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on May 15, 2017. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on July 26, 2017 under Commission File No. 333-207677-05 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on July 26, 2017 under Commission File No. 333-207677-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9.  Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for GS Mortgage Securities Trust 2017-GS6, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	06/12/2017	$1,076,789.89
Current Distribution Date:	07/12/2017	$24,615.46
*REO Account Balance
Prior Distribution Date:	06/12/2017	$0.00
Current Distribution Date:	07/12/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for GS Mortgage Securities Trust 2017-GS6, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	06/12/2017	$5,814.49
Current Distribution Date:	07/12/2017	$5,626.10
Interest Reserve Account Balance
Prior Distribution Date:	06/12/2017	$0.00
Current Distribution Date:	07/12/2017	$0.00
Gain-On-Sale Account Balance
Prior Distribution Date:	06/12/2017	$0.00
Current Distribution Date:	07/12/2017	$0.00
Retained Interest Gain-on-Sale Reserve Account
Prior Distribution Date:	06/12/2017	$0.00
Current Distribution Date:	07/12/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2017-GS6, relating to the July 12, 2017 distribution.

(102)              ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on July 26, 2017 under Commission File No. 333-207677-05   and incorporated by reference herein).

(103)              ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on July 26, 2017 under Commission File No. 333-207677-05  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/   Leah Nivison

Leah Nivison, CEO

Date:  July 26, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2017-GS6, relating to the July 12, 2017 distribution.

EX 102                     ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on July 26, 2017 under Commission File No. 333-207677-05   and incorporated by reference herein).

EX 103                     ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on July 26, 2017 under Commission File No. 333-207677-05  and incorporated by reference herein).